SCUDDER
                                                                   INVESTMENTS



Money Market Portfolio

Premium Reserve Money
Market Shares  Fund #97

Institutional
Money Market Shares  Fund #146



--------------------------------------------------------------------------------


                               Semiannual Report
                               October 31, 2001

Dear Shareholder:
--------------------------------------------------------------------------------
We appreciate your decision to invest in Scudder Funds. To provide you with an update of holdings, on the following pages you'll find the Money Market Portfolio's semiannual report for the six-months ended October 31, 2001. Also included are financial highlights for the following share classes:

o  Premium Reserve Money Market Shares
   (formerly Retail Shares)

o  Institutional Money Market Shares

Briefly, for the six months ending October 31, 2001 the portfolio registered performance and achieved its stated objective of providing maximum current income while maintaining stability of principal.

Economic Overview and Outlook

The past six months will not be forgotten. Focusing on economic and financial prospects became a low priority in light of the tragedy of the September 11th terrorist attacks in the United States. It was a time of grief and a new environment emerged with significant challenges, uncertainties and many unanswered questions.

The Federal Reserve (Fed) lowered rates by 50 basis points in October, the ninth time this year, bringing the cumulative total easing to 400 basis points. The magnitude of these actions is unprecedented, and unfortunately, evidence of its intended impact of stopping the downturn and returning economic momentum to a favorable trajectory remains elusive. In this context the yield curve has a slightly positive slope. Moreover, the forward yield curve suggests a bottoming of Federal Funds at 2% versus the current target of 2.5% and, looking out further, implies the start of a tightening of monetary policy in the second half of 2002.

We still favor lengthening at these yield levels. This is based on the weakened state of the economy and the high prospects for additional ease to stabilize and promote the economy's recovery. Prior to September 11, the economy exhibited signs of recovery. However, this momentum was damaged by the terrorist attacks. In our view the recovery was delayed but not ended. In broad terms we should witness weak economic data near term to be followed by a significantly stronger recovery path in 2002. Both fiscal and monetary stimuli are key ingredients.

Projections for this and the next quarter remain very cloudy because only the passage of time will provide the substance to gauge the dynamics affecting markets. However, there are some positive signs, particularly a firming in consumer activity, including rebated auto sales, reasonable housing activity, and a stock market which is showing signs of life. In addition, fiscal stimulus which is forthcoming will be a key ingredient for fostering the economy's renewal. Unfortunately, we must still face deleterious impact to consumer sentiment from weak employment data which will be reported. Nevertheless, we feel the economy is poised to embark on a solid path of recovery as the calendar turns.

Portfolio Performance
As of October 31, 2001
-----------------------------------------------------------------------------
                                                          7-Day Current Yield
-----------------------------------------------------------------------------

Premium Reserve Money Market Shares                             2.41%
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Institutional Money Market Shares                               2.65%
-----------------------------------------------------------------------------



To find out current yield information, contact your financial services firm from which you obtained the prospectus. Yields are historical, may fluctuate, and do not guarantee future performance. Net yields are the sum of the daily dividend rates for the period.

Thank you for your investment. We look forward to serving your investment needs for years to come.

/s/Frank Rachwalski

Frank Rachwalski
Vice President and Lead Portfolio Manager

November 19, 2001

Frank Rachwalski is a Managing Director of Zurich Scudder Investments, Inc. and is Vice President and Lead Portfolio Manager of all Zurich Scudder Money Funds. Mr. Rachwalski holds B.B.A. and M.B.A. degrees from Loyola University.

Notes

Like all money market funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money.

The views expressed in this report reflect those of the portfolio manager only through the end of the period stated above. The manager's views are subject to change at any time, based on market and other conditions.

Portfolio of Investments                                                       as of October 31, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------

Money Market Portfolio
                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
 Certificates of Deposit and Bank Notes 18.0%
-----------------------------------------------------------------------------------------------------------------
Allfirst Bank, 2.356%*, 7/23/2002                                                   50,000,000         50,000,000
Allfirst Bank, 3.503%*, 8/28/2002                                                   60,000,000         60,000,000
American Express Centurian Bank, 2.432%*, 8/20/2002                                100,000,000        100,000,000
American Express Centurian Bank, 2.634%*, 8/28/2002                                 75,000,000         75,000,000
Banc One Corp., 2.55%*, 8/15/2002                                                  100,000,000         99,984,274
Banco de Galicia y Buenos Aires SA, 2.53%***, 11/19/2001                            82,000,000         81,896,270
Banco de Galicia y Buenos Aires SA, 3.4%***, 11/21/2001                             62,500,000         62,381,944
Banco de Galicia y Buenos Aires SA, 2.48%***, 2/22/2002                             62,500,000         62,013,472
Comerica Bank, 2.475%*, 8/14/2002                                                  100,000,000         99,984,329
Comerica Bank, 2.55%*, 10/28/2002                                                  100,000,000        100,000,000
Commerzbank Europe, 2.52%***, 11/19/2001                                           205,000,000        204,741,700
Commerzbank U.S. Finance, Inc., 2.57%***, 3/20/2002                                 40,000,000         39,603,078
Deutsche Bank Financial, Inc., 2.48%***, 11/2/2001                                 100,000,000         99,993,111
Federal Home Loan Bank, 3.7%*, 8/7/2002                                             80,000,000         80,000,000
Federal Home Loan Bank, 3.65%, 8/23/2002                                            50,000,000         50,000,000
Federal Home Loan Bank, 2.286%*, 3/24/03                                           100,000,000         99,930,676
First U.S.A. Bank, 3.64%*, 5/15/2002                                                20,000,000         20,010,922
First Union National Bank, 3.62%*, 5/8/2002                                         55,000,000         55,000,000
FleetBoston Financial Corp., 3.819%*, 5/1/2002                                      25,000,000         25,024,020
National City Bank, 2.55%*, 8/16/2002                                              100,000,000         99,984,219
National City Bank, 2.55%*, 8/16/2002                                               90,000,000         89,985,797
Royal Bank of Canada, 2.5%***, 11/6/2001                                           163,305,000        163,248,298
Swedbank, Inc., 2.25%***, 4/16/2002                                                 70,000,000         69,273,750
-----------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit and Bank Notes ($1,973,045,599)                                       1,888,055,860
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Commercial Paper 80.1%
-----------------------------------------------------------------------------------------------------------------
ABN Amro North America Finance, Inc., 3.8%, 3/1/2002                                85,287,000         84,206,698
Ace Overseas Corp., 3.46%***, 11/20/2001                                            37,835,000         37,765,909
AES Shady Point, Inc., 3.44%***, 11/6/2001                                          43,326,000         43,305,300
Alpine Securitization, 2.4%***, 11/29/2001                                          80,000,000         79,850,667
Alpine Securitization, 2.42%***, 11/29/2001                                        120,000,000        119,774,133
American Honda Finance Corp., 3.53%, 11/19/2001                                     50,000,000         49,999,510
American Honda Finance Corp., 3.466%*, 3/5/2002                                     25,000,000         25,000,000
American Honda Finance Corp., 3.611%*, 5/20/2002                                    80,000,000         80,044,768
-----------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       2

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
Amsterdam Funding Corp., 2.34%***, 12/19/2001                                      100,000,000         99,688,000
Asset Portfolio Funding, 2.5%***, 11/20/2001                                        67,525,000         67,435,905
Asset Portfolio Funding, 2.5%***, 1/18/2002                                        170,000,000        169,079,167
Associates Corp., 3.19%*, 6/15/2002                                                 25,000,000         25,000,000
Associates Corp., 2.64%*, 6/26/2002                                                 30,000,000         30,000,000
Atlantis One Funding, 2.15%***, 2/13/2002                                          200,418,000        199,173,182
Barclays U.S. Funding Corp., 2.13%***, 1/29/2002                                   100,000,000         99,473,417
Bavaria Finance Funding LLC, 3.57%***, 11/1/2001                                    22,711,000         22,711,000
Bavaria Finance Funding LLC, 2.51%***, 12/17/2001                                   23,548,000         23,472,476
Bavaria Finance Funding LLC, 2.92%***, 12/17/2001                                   25,693,000         25,597,137
Bavaria Finance Funding LLC, 2.31%***, 1/23/2002                                    30,305,000         30,143,601
Bavaria Universal Funding Corp., 2.47%***, 11/16/2001                               50,000,000         49,948,542
Bavaria Universal Funding Corp., 2.4%***, 11/19/2001                                25,740,000         25,709,112
Bavaria Universal Funding Corp., 2.34%***, 1/22/2002                                48,000,000         47,744,160
Bavaria Universal Funding Corp., 2.543%*, 4/10/2002                                 50,000,000         49,999,684
Bayerische Hypo-Und Vereinsbank AG, 2.5%***, 11/5/2001                              73,089,000         73,068,698
Beta Finance, Inc., 4.7%, 3/18/2002                                                100,000,000        100,000,000
Beta Finance, Inc., 2.59%*, 5/3/2002                                                25,000,000         25,000,000
Blue Ridge Asset Funding Corp., 3.35%***, 11/8/2001                                 20,500,000         20,486,647
Blue Ridge Asset Funding Corp., 2.27%***, 12/11/2001                                33,000,000         32,916,767
Capital One Funding Corp., 2.55%*, 4/1/2014                                         40,116,000         40,116,000
Capital One Funding Corp., 2.55%*, 12/2/2019                                        10,970,000         10,970,000
Capital One Funding Corp., 2.55%*, 10/1/2024                                         7,184,893          7,184,893
Capital One Funding Corp., 2.55%*, 4/1/2025                                         18,897,000         18,897,000
Caterpillar Financial Services, 3.512%*, 6/3/2002                                   45,000,000         45,000,000
Caterpillar Financial Services, 2.581%*, 7/8/2002                                   25,000,000         25,000,000
Caterpillar Financial Services, 2.531%*, 7/9/2002                                   45,000,000         45,000,000
Clipper Receivables Corp., 2.5%***, 11/13/2001                                      29,500,000         29,475,417
COFCO Capital Corp., 2.38%***, 11/26/2001                                           50,000,000         49,917,361
Corporate Receivables Corp., 2.48%***, 11/13/2001                                   85,000,000         84,929,733
Corporate Receivables Corp., 2.3%***, 1/22/2002                                    100,000,000         99,476,111
CXC, Inc., 3.44%***, 11/6/2001                                                      95,000,000         94,954,611
CXC, Inc., 2.26%***, 12/11/2001                                                     20,000,000         19,949,778
CXC, Inc., 2.3%***, 1/25/2002                                                       85,000,000         84,538,403
Danske Corp., 2.49%***, 11/5/2001                                                  100,000,000         99,972,333
Danske Corp., 3.8%, 3/5/2002                                                        50,000,000         49,345,556
Delaware Funding Corp., 2.5%***, 11/9/2001                                         200,000,000        199,888,889
-----------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       3

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
Dresdner U.S. Finance, Inc., 3.49%***, 11/5/2001                                   110,643,000        110,612,389
Eureka Securitization, Inc., 3.33%***, 11/6/2001                                    40,000,000         39,981,500
Falcon Asset Securitization Corp., 3.4%***, 12/6/2001                               67,083,000         66,861,253
Falcon Asset Securitization Corp., 2.38%***, 12/7/2001                              65,000,000         64,845,300
Fcar Owner Trust I, 3.33%***, 3/6/2002                                              40,000,000         39,537,500
Federal National Mortgage Association, 3.65%, 8/14/2002                             40,000,000         40,000,000
Forrestal Funding Master Trust, 2.4%***, 11/30/2001                                 65,000,000         64,874,333
Four Winds Funding Corp., 2.24%***, 1/15/2002                                      144,387,000        143,713,194
Four Winds Funding Corp., 2.31%***, 1/15/2002                                       50,000,000         49,759,375
Galaxy Funding, Inc., 2.54%***, 1/25/2002                                          188,750,000        187,616,386
General Electric Capital Corp., 2.7%***, 6/14/2002                                  86,985,000         85,517,128
General Electric Capital Corp., 2.72%***, 6/14/2002                                100,000,000         98,300,000
Giro Funding U.S. Corp., 2.55%***, 11/15/2001                                       99,000,000         98,901,825
Giro Funding U.S. Corp., 2.35%***, 12/12/2001                                      129,000,000        128,654,746
Giro Funding U.S. Corp., 2.35%***, 1/15/2002                                       100,000,000         99,510,417
Giro Funding U.S. Corp., 2.35%***, 1/22/2002                                        70,307,000         69,930,662
Goldman Sachs Group, Inc., 4.125%, 12/20/2001                                       70,000,000         70,000,000
Goldman Sachs Group, Inc., 3.8%*, 2/5/2002                                          30,000,000         30,003,295
Goldman Sachs Group, Inc., 2.823%*, 3/21/2002                                       60,000,000         60,013,076
Goldman Sachs Group, Inc., 2.779%*, 7/5/2002                                        30,000,000         30,036,028
Greenwich Funding Corp., 3.45%, 11/8/2001                                          120,000,000        119,919,500
Greenwich Funding Corp., 2.48%***, 11/16/2001                                       80,000,000         79,917,333
Greyhawk Funding, LLC, 2.47%***, 11/16/2001                                         84,273,000         84,186,269
Hatteras Funding Corp., 3.36%***, 12/6/2001                                         75,000,000         74,755,000
Household Finance Corp., 3.713%*, 5/24/2002                                         50,000,000         50,051,400
Household Finance Corp., 2.477%*, 9/26/2002                                         40,000,000         40,000,000
John Deere Capital Corp., 3.539%*, 11/14/2001                                       50,000,000         49,999,311
Jupiter Securitization Corp., 2.38%***, 11/27/2001                                 100,000,000         99,828,111
K2 (USA), LLC, 3.68%, 2/12/2002                                                     31,000,000         30,673,604
K2 (USA), LLC, 3.68%, 2/15/2002                                                     42,000,000         41,544,907
K2 (USA), LLC, 3.57%, 2/26/2002                                                      7,500,000          7,412,981
K2 (USA), LLC, 3.488%*, 6/17/2002                                                   75,000,000         75,000,000
Louis Dreyfus Corp., 2.5%***, 11/5/2001                                             50,000,000         49,986,111
Merrill Lynch & Co., Inc., 3.539%*, 11/14/2001                                      50,000,000         49,999,653
Moriaty LLC, 3.39%***, 2/20/2002                                                    74,989,000         74,205,177
Moriaty LLC, 2.75%***, 3/11/2002                                                    50,000,000         49,503,472
Moriaty LLC, 3.61%, 4/11/2002                                                       64,606,000         63,562,954
-----------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       4

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
NATC California LLC, 2.25%***, 1/22/2002                                           165,000,000        164,154,375
Nordea North America, Inc., 3.35%***, 11/6/2001                                     50,000,000         49,976,736
Nordea North America, Inc., 3.46%***, 11/8/2001                                     50,000,000         49,966,361
Nordea North America, Inc., 2.08%***, 2/26/2002                                    100,000,000         99,324,000
Old Line Funding Corp., 2.27%***, 12/14/2001                                        35,161,000         35,065,665
Pemex Capital, Inc., 3.35%***, 11/7/2001                                            50,000,000         49,972,083
Pennine Funding LLC, 3.4%***, 1/30/2002                                             33,700,000         33,413,550
Pennine Funding LLC, 3.4%***, 2/12/2002                                             45,000,000         44,562,250
Pennine Funding LLC, 2.75%***, 3/4/2002                                             20,000,000         19,812,083
Phillip Morris Companies, Inc., 3.713%*, 12/4/2001                                 110,000,000        109,989,080
Preferred Receivables Funding Corp., 2.48%***, 11/15/2001                          200,000,000        199,807,111
Private Export Funding Corp., 3.52%, 12/20/2001                                     16,000,000         15,923,342
Private Export Funding Corp., 3.35%***, 2/15/2002                                   51,301,000         50,794,973
Private Export Funding Corp., 2.34%***, 4/2/2002                                    17,000,000         16,832,040
Quincy Capital Corp., 2.51%***, 11/2/2001                                          133,386,000        133,376,700
Receivables Capital Corp., 2.48%***, 11/7/2001                                      13,897,000         13,891,256
Scaldis Capital LLC, 2.6%***, 1/10/2002                                             25,142,000         25,014,893
Scaldis Capital LLC, 2.4%***, 1/14/2002                                             45,363,000         45,139,209
Scaldis Capital LLC, 2.58%***, 1/22/2002                                            75,820,000         75,374,431
Scaldis Capital LLC, 2.16%***, 2/20/2002                                            45,325,000         45,023,136
Sheffield Receivables Corp., 2.36%***, 11/26/2001                                  100,000,000         99,836,111
Sheffield Receivables Corp., 2.54%***, 1/10/2002                                   100,000,000         99,506,111
Sigma Finance, Inc., 2.515%, 3/15/2002                                              50,000,000         49,999,095
Sigma Finance, Inc., 2.53%*, 4/15/2002                                              75,000,000         74,996,637
Sincochem American C.P., Inc., 2.49%***, 11/7/2001                                  25,000,000         24,989,625
Sincochem American C.P., Inc., 2.37%***, 12/3/2001                                  49,000,000         48,896,773
Societe General, 2.06%***, 2/1/2002                                                100,000,000         99,473,556
Spintab AB, 3.48%***, 11/16/2001                                                    20,000,000         19,971,000
Spintab AB, 3.46%***, 12/5/2001                                                     65,500,000         65,285,961
Stellar Funding Group, Inc., 3.47%***, 11/7/2001                                    40,000,000         39,976,867
Stellar Funding Group, Inc., 2.48%***, 11/19/2001                                  207,000,000        206,743,320
Stellar Funding Group, Inc., 2.6%***, 11/28/2001                                    19,087,000         19,049,780
Stellar Funding Group, Inc., 3.42%***, 11/28/2001                                   52,465,000         52,330,427
Stellar Funding Group, Inc., 3.35%***, 12/7/2001                                    25,287,000         25,202,289
Thunder Bay Funding, Inc., 2.48%***, 11/6/2001                                      10,000,000          9,996,556
Thunder Bay Funding, Inc., 2.48%***, 11/15/2001                                    125,273,000        125,152,181
Thunder Bay Funding, Inc., 2.4%***, 11/27/2001                                      46,412,000         46,331,553
-----------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       5

                                                                                     Principal
                                                                                     Amount ($)       Value ($)
-----------------------------------------------------------------------------------------------------------------
UBS Finance LLC, 3.61%, 12/6/2001                                                   55,876,000         55,679,891
UBS Finance LLC, 3.6%, 3/15/2002                                                    85,000,000         83,861,000
Variable Funding Capital Corp., 3.25%***, 11/5/2001                                100,000,000         99,963,889
Verizon Global Funding, 3.186%*, 7/15/2002                                          85,000,000         84,989,739
Verizon Network Funding Corp., 2.36%***, 1/10/2002                                  40,000,000         39,816,444
Verizon Network Funding Corp., 2.34%***, 1/30/2002                                  20,000,000         19,883,000
Verizon Network Funding Corp., 2.47%***, 2/21/2002                                  45,000,000         44,654,200
WCP Funding, Inc., 3.46%***, 11/7/2001                                              23,650,000         23,636,342
WCP Funding, Inc., 3.47%***, 11/8/2001                                              35,000,000         34,976,385
WCP Funding, Inc., 2.62%***, 1/13/2001                                              90,000,000         89,921,400
WCP Funding, Inc., 2.25%***, 1/25/2002                                              50,000,000         49,734,373
-----------------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost $8,287,702,795)                                                        8,372,692,534
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Miscellaneous Investments 0.2%
-----------------------------------------------------------------------------------------------------------------
Texas, General Obligation, 2.55%*, 12/1/33                                           2,255,000          2,255,000
Texas, General Obligation, 2.5%*, 12/1/29                                           17,500,000         17,500,000
-----------------------------------------------------------------------------------------------------------------
Total Miscellaneous Investments (Cost $19,755,000)                                                     19,755,000
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Repurchase Agreements** 1.7%
-----------------------------------------------------------------------------------------------------------------
Lehman Brothers, Inc., to be repurchased at $60,004,367, 2.62%, 11/1/2001           60,000,000         60,000,000
Merrill Lynch & Co., Inc., to be repurchased at $100,007,306, 2.63%, 11/1/2001     100,000,000        100,000,000
State Street Bank and Trust Co., to be repurchased at $15,263,068, 2.52%,
  11/1/2001                                                                         15,262,000         15,262,000
-----------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost $175,262,000)                                                       175,262,000
-----------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $10,455,765,394) (a)                                      10,455,765,394
-----------------------------------------------------------------------------------------------------------------

* Floating rate securities are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury bill rate. These securities are shown at their current rate as of October 31, 2001.

** Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities.

***      Annualized yield at time of purchase, not a coupon rate.

(a)      Cost for federal income tax purposes was $10,455,765,394.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Money Market
Assets                                                                                                Portfolio
-----------------------------------------------------------------------------------------------------------------
Investments in securities (for cost, see accompanying portfolio of investments):
Short-term notes                                                                                  $10,280,503,394
-----------------------------------------------------------------------------------------------------------------
Repurchase agreements                                                                                 175,262,000
-----------------------------------------------------------------------------------------------------------------
Cash                                                                                                          781
-----------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                                                --
-----------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                                                        88,525,982
-----------------------------------------------------------------------------------------------------------------
Interest receivable                                                                                    14,075,118
-----------------------------------------------------------------------------------------------------------------
Due from Advisor                                                                                          425,496
-----------------------------------------------------------------------------------------------------------------
Other assets                                                                                               11,966
-----------------------------------------------------------------------------------------------------------------
Total assets                                                                                       10,558,804,737
-----------------------------------------------------------------------------------------------------------------

Liabilities
-----------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                                              --
-----------------------------------------------------------------------------------------------------------------
Payable for Fund shares redeemed                                                                       84,871,503
-----------------------------------------------------------------------------------------------------------------
Dividends payable                                                                                      19,902,157
-----------------------------------------------------------------------------------------------------------------
Accrued management fee                                                                                  1,346,188
-----------------------------------------------------------------------------------------------------------------
Accrued Trustees' fees and expenses                                                                        40,312
-----------------------------------------------------------------------------------------------------------------
Other accrued expenses and payables                                                                     5,620,699
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                     111,780,859
-----------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $10,447,023,878
-----------------------------------------------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------------------------------------------
Net assets consist of:
Accumulated net realized gain (loss)                                                              $       (6,042)
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                    10,447,029,920
-----------------------------------------------------------------------------------------------------------------
Net assets, at value                                                                              $10,447,023,878
-----------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

                                       7

-----------------------------------------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of October 31, 2001 (Unaudited) (continued)
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Money Market
Net Asset Value                                                                                       Portfolio
-----------------------------------------------------------------------------------------------------------------
Institutional Shares
Net assets applicable to shares outstanding                                                       $ 532,051,099
-----------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          532,052,815
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares
Net assets applicable to shares outstanding                                                       $2,523,143,378
-----------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized        2,523,152,271
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares
Net assets applicable to shares outstanding                                                       $ 155,977,446
-----------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized          155,977,648
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-----------------------------------------------------------------------------------------------------------------
Service Shares
Net assets applicable to shares outstanding                                                      $7,235,851,955
-----------------------------------------------------------------------------------------------------------------
Shares outstanding of capital stock, $.01 par value, unlimited number of shares authorized        7,235,876,320
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share (net assets/shares outstanding)          $        1.00
-----------------------------------------------------------------------------------------------------------------





    The accompanying notes are an integral part of the financial statements.

                                       8

-----------------------------------------------------------------------------------------------------------------
 Statement of Operations for the six months ended October 31, 2001 (Unaudited)
-----------------------------------------------------------------------------------------------------------------
                                                                                                    Money Market
Investment Income                                                                                     Portfolio
-----------------------------------------------------------------------------------------------------------------
Income:
Interest                                                                                          $   203,123,178
-----------------------------------------------------------------------------------------------------------------
Total income                                                                                          203,123,178
-----------------------------------------------------------------------------------------------------------------
Expenses:
Management fee                                                                                          7,966,023
-----------------------------------------------------------------------------------------------------------------
Services to shareholders                                                                               18,023,581
-----------------------------------------------------------------------------------------------------------------
Custodian fees                                                                                            510,247
-----------------------------------------------------------------------------------------------------------------
Distribution service fees                                                                              25,320,553
-----------------------------------------------------------------------------------------------------------------
Administrative service fees                                                                             3,087,330
-----------------------------------------------------------------------------------------------------------------
Auditing                                                                                                   29,532
-----------------------------------------------------------------------------------------------------------------
Legal                                                                                                      56,874
-----------------------------------------------------------------------------------------------------------------
Trustees' fees and expenses                                                                                35,330
-----------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                   819,578
-----------------------------------------------------------------------------------------------------------------
Registration fees                                                                                         234,296
-----------------------------------------------------------------------------------------------------------------
Other                                                                                                     219,651
-----------------------------------------------------------------------------------------------------------------
Total expenses, before expense reductions                                                              56,302,995
-----------------------------------------------------------------------------------------------------------------
Expense reductions                                                                                    (5,773,582)
-----------------------------------------------------------------------------------------------------------------
Total expenses, after expense reductions                                                               50,529,413
-----------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                                          152,593,765
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investment transactions                                                        53,897
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                                   $   152,647,662
-----------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

-----------------------------------------------------------------------------------------------------------------
 Statements of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                                                      Money Market Portfolio
                                                                                ---------------------------------
                                                                                    Six Months
                                                                                       Ended
                                                                                    October 31,      Year Ended
                                                                                 2001 (Unaudited)  April 30, 2001
-----------------------------------------------------------------------------------------------------------------
Operations:
Net investment income                                                             $   152,593,765 $   495,234,957
-----------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                   53,897              --
-----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  152,647,662     495,234,957
-----------------------------------------------------------------------------------------------------------------
Distributions to shareholders from net investment income:
Institutional Shares                                                                  (6,485,390)    (18,426,604)
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                                                          (35,015,704)    (91,043,378)
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares                                                   (2,197,909)     (3,199,030)
-----------------------------------------------------------------------------------------------------------------
Service Shares                                                                      (109,420,177)   (382,565,945)
-----------------------------------------------------------------------------------------------------------------
Fund share transactions at net asset value of $1.00 per share:
Proceeds from shares sold                                                          17,207,493,148  51,486,565,007
-----------------------------------------------------------------------------------------------------------------
Reinvestment of distributions                                                         167,482,147     482,622,944
-----------------------------------------------------------------------------------------------------------------
Cost of shares redeemed                                                           (17,185,547,118)(48,237,293,415)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund share transactions                    189,428,177   3,731,894,536
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                                                     188,956,659   3,731,894,536
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of period                                                  10,258,067,219   6,526,172,683
-----------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                       $10,447,023,878 $10,258,067,219
-----------------------------------------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
-----------------------------------------------------------------------------------------------------------------


Money Market Portfolio -- Institutional Shares

-----------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                 2001^a       2001        2000       1999b
-----------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $   1.00    $   1.00   $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                    .02         .06        .05         .01
-----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                          (.02)       (.06)      (.05)       (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   1.00    $   1.00   $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
Total Return (%)^c                                                    1.88**        6.32       5.50      1.29**
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   532         287        183         .10
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                         .24*         .27        .29        .28*
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                          .23*         .25        .25        .25*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              3.59*        6.25       5.58       4.75*
-----------------------------------------------------------------------------------------------------------------


Money Market Portfolio -- Premium Reserve Money Market Shares

-----------------------------------------------------------------------------------------------------------------
 Years Ended April 30,                                                 2001^a       2001        2000       1999b
-----------------------------------------------------------------------------------------------------------------

Selected Per Share Data
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                $   1.00    $   1.00   $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
Net investment income                                                    .02         .06        .05         .01
-----------------------------------------------------------------------------------------------------------------
Less distributions from net investment income                          (.02)       (.06)      (.05)       (.01)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                      $   1.00    $   1.00   $   1.00    $   1.00
-----------------------------------------------------------------------------------------------------------------
Total Return (%)^c                                                    1.73**        5.87       5.05      1.18**
-----------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
-----------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   156         105         17          .3
-----------------------------------------------------------------------------------------------------------------
Ratio of expenses (%)                                                   .52*         .67        .68        .67*
-----------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              3.36*        5.54       5.31       4.38*
-----------------------------------------------------------------------------------------------------------------

^a       For the six months ended October 31, 2001 (Unaudited).

^b       For the period January 22, 1999 (commencement of operations) to April
         30, 1999.

^c Total return would have been lower had certain expenses not been reduced.

*        Annualized

**       Not annualized

Notes to Financial Statements                                       (Unaudited)
-------------------------------------------------------------------------------

1. Significant Accounting Policies

Cash Account Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Trust offers three portfolios: Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio (the "Portfolios"). Money Market Portfolio offers four classes of shares: Institutional, Premier Money Market, Premium Reserve Money Market and Service. Government Securities Portfolio offers two classes of shares: Institutional and Managed. Tax-Exempt Portfolio offers four classes of shares: Institutional, Managed, Premier Money Market and Service. Certain detailed financial information for the Service shares and Premier Money Markets shares of each Portfolio and the Institutional shares and the Managed shares of the Tax-Exempt Portfolio is provided separately and is available upon request.

Each Portfolio's investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares of that portfolio except that each class bears certain expenses unique to that class such as distribution fees, service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Trust have equal rights with respect to voting subject to class-specific arrangements.

Each Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolios in the preparation of their financial statements.

Security Valuation. Portfolio securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, each Portfolio paid no federal income taxes and no federal income tax provision was required.

Distribution of Income and Gains. All of the net investment income of each Portfolio is declared as a daily dividend and is distributed to shareholders monthly. Net investment income includes all realized gains (losses) on portfolio securities.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and original issue discounts are amortized/accreted for both tax and financial reporting purposes.

Expenses. Expenses arising in connection with a specific portfolio are allocated to that Portfolio. Other Trust expenses are allocated between the Portfolios in proportion to their relative net assets.

2. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), formerly Scudder Kemper Investments, Inc., the Advisor directs the investments of the Fund in accordance with its objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Money Market Portfolio. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The Money Market Portfolio pays a monthly investment management fee of 1/12 of the annual rate of 0.22% of the first $500,000,000 of average daily net assets, 0.20% of the next $500,000,000 of such net assets, 0.175% of the next $1,000,000,000 of such net assets, 0.16% of the next $1,000,000,000 of such net assets and 0.15% of such net assets in excess of $3,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended October 31, 2001, the Money Market Portfolio incurred the following management fees:


                                                     Management  Effective
Portfolio                                             Fees ($)   Rate (%)
--------------------------------------------------------------------------
Money Market Portfolio                                7,966,023        .16
--------------------------------------------------------------------------

In addition, during the six-month period, the Advisor voluntarily maintained the annualized expenses of the Money Market Portfolio Service shares at not more than 1.07% of average daily net assets. The Advisor also maintained the annualized expenses of the Money Market Institutional shares at not more than 0.25% of average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. On December 4, 2001, a definitive agreement was signed and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Distribution Service Agreement. The Money Market Portfolio has a distribution agreement with Scudder Distributors, Inc. ("SDI"), formerly Kemper Distributors, Inc. For its services as primary distributor, the Money Market Portfolio pays SDI an annual fee ("Distribution Fee") of 0.60% of average daily net assets for the Service shares and 0.25% of average net assets for the Premier Money Market shares, pursuant to separate Rule 12b-1 plans for this Trust. In addition, effective July 27, 2001, the Money Market Portfolio pays SDI a Distribution Fee of up to 0.075% for Institutional shares and 0.10% of the Premium Reserve Money Market shares, of average daily net assets. This change did not result in any increase in fees or expenses. For the six months ended October 31, 2001, the Distribution Fee was as follows:

                                                                    Amount
                                                                   unpaid at
                                                    Distribution  October 31,
Portfolio                                              Fee ($)     2001 ($)
----------------------------------------------------------------------------
Money Market Portfolio                               25,320,553    4,110,350
----------------------------------------------------------------------------

The Money Market Portfolio has an administrative and shareholder services agreement with SDI for providing information and administrative services to shareholders. The Premier Money Market shares pay SDI a fee ("Service Fee") at an annual rate of up to 0.25% of average daily net assets. Effective July 27, 2001, the Premium Reserve Money Market shares pay SDI a service fee of up to 0.15%, reduced from up to 0.25% of average daily net assets. In addition, effective July 27, 2001, Institutional shares pay SDI a fee at an annual rate of up to 0.15% of average daily net assets. This change did not result in any increase in fees or expenses. For the six months ended October 31, 2001, the Service Fee was as follows:

                                                                    Amount
                                                                   unpaid at
                                                       Service    October 31,
Portfolio                                              Fee ($)     2001 ($)
---------------------------------------------------------------------------
Money Market Portfolio                               3,087,330      556,524
---------------------------------------------------------------------------

Shareholder Services Agreement. Scudder Investments Service Company ("SISC"), formerly Kemper Service Company, an affiliate of the Advisor, is the shareholder service agent of the Trust. For the six months ended October 31, 2001, the amount charged to the Money Market Portfolio by SISC was as follows:

Portfolio                              Total      Fees Waived   Unpaid at
                                                               October 31,
                                   Aggregated ($)               2001 ($)
-------------------------------------------------------------------------
Money Market Portfolio              13,590,298     5,758,701    5,333,206
-------------------------------------------------------------------------

Trustees' Fees and Expenses. The Trust pays each Trustee not affiliated with the Advisor an annual retainer plus specific amounts for attended board and committee meetings.

3. Expense Off-Set Arrangements

The Trust has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of each Portfolio's expenses. During the period, the Money Market Portfolio custody and transfer agent fees were reduced as follows:

Portfolio                                         Custodian    Transfer
                                                              Agent Fees
                                                   Fee ($)        ($)
------------------------------------------------------------------------
Money Market Portfolio                                9,734        5,147
------------------------------------------------------------------------

4. Line of Credit

The Trust and several affiliated funds (the "Participants") share in a $750 million revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

5. Share Transactions

The following table summarizes share and dollar activity in the Funds:

                                                      Six Months ended                      Year Ended
Money Market Portfolio                                October 31, 2001                    April 30, 2001
-----------------------------------------------------------------------------------------------------------------
                                                  Shares           Dollars           Shares           Dollars
-----------------------------------------------------------------------------------------------------------------

Shares sold
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares              178,329,786  $   178,333,341       254,841,452  $   254,841,452
-----------------------------------------------------------------------------------------------------------------
Service Shares                                14,291,622,570   14,291,957,793    45,599,005,304   45,999,005,304
-----------------------------------------------------------------------------------------------------------------
Institutional Shares                           1,300,027,062    1,300,025,153     1,825,905,487    1,825,905,487
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                    1,437,077,128    1,437,176,861     3,806,812,764    3,806,812,764
-----------------------------------------------------------------------------------------------------------------
                                                              $17,207,493,148                    $51,486,565,007
-----------------------------------------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares                2,230,304  $     2,230,304         2,759,421  $     2,759,421
-----------------------------------------------------------------------------------------------------------------
Service Shares                                   123,632,986      123,632,987       381,118,965      381,118,965
-----------------------------------------------------------------------------------------------------------------
Institutional Shares                               3,032,359        3,032,359        16,394,646       16,394,646
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                       38,586,498       38,586,497        82,349,912       82,349,912
-----------------------------------------------------------------------------------------------------------------
                                                              $   167,482,147                    $   482,622,944
-----------------------------------------------------------------------------------------------------------------

Shares redeemed
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares            (129,638,791)  $ (129,638,792)     (168,476,653)  $ (169,476,653)
-----------------------------------------------------------------------------------------------------------------
Service Shares                               (14,809,478,665) (14,809,478,924)  (44,664,932,128) (44,664,932,128)
-----------------------------------------------------------------------------------------------------------------
Institutional Shares                         (1,058,058,331)  (1,058,058,331)   (1,738,222,890)  (1,738,222,890)
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                  (1,188,371,071)  (1,188,371,071)   (1,664,661,744)  (1,664,661,744)
-----------------------------------------------------------------------------------------------------------------
                                                              $(17,185,547,118)                  $(48,237,293,415)
-----------------------------------------------------------------------------------------------------------------

Net increase (decrease)
-----------------------------------------------------------------------------------------------------------------
Premium Reserve Money Market Shares               50,921,299  $    50,924,853        89,124,220  $    88,124,220
-----------------------------------------------------------------------------------------------------------------
Service Shares                                 (394,223,109)    (393,888,144)     1,315,192,141    1,315,192,141
-----------------------------------------------------------------------------------------------------------------
Institutional Shares                             245,001,090      244,999,181       104,077,243      104,077,243
-----------------------------------------------------------------------------------------------------------------
Premier Money Market Shares                      287,292,555      287,392,287     2,224,500,932    2,224,500,932
-----------------------------------------------------------------------------------------------------------------
                                                              $   189,428,177                    $ 3,731,894,536
-----------------------------------------------------------------------------------------------------------------

Shareholder Meeting Results
--------------------------------------------------------------------------------

A Special Meeting of Shareholders (the "Meeting") of Cash Account Trust (the "Trust") was held on Friday, May 25, 2001, at the office of Zurich Scudder Investments, Inc., Two International Place, Boston, Massachusetts 02110. At the Meeting, the following matter was voted upon by the shareholders of all series of the Trust, voting together:

1. To elect Trustees to hold office until their respective successors have been duly elected and qualified or until their earlier resignation or removal:

                                                                Number of Votes:
                              -----------------------------------------------------------------------------------
Trustee                                   For                       Withheld                Broker Non-Votes*
-----------------------------------------------------------------------------------------------------------------
John W. Ballantine                   8,342,627,236                118,337,986                       0
-----------------------------------------------------------------------------------------------------------------
Lewis A. Burnham                     8,341,933,551                119,031,671                       0
-----------------------------------------------------------------------------------------------------------------
Mark S. Casady                       8,339,593,556                121,371,667                       0
-----------------------------------------------------------------------------------------------------------------
Linda C. Coughlin                    8,341,653,256                119,311,967                       0
-----------------------------------------------------------------------------------------------------------------
Donald L. Dunaway                    8,342,533,953                118,431,269                       0
-----------------------------------------------------------------------------------------------------------------
James R. Edgar                       8,339,543,062                121,422,160                       0
-----------------------------------------------------------------------------------------------------------------
William F. Glavin                    8,340,193,308                120,771,915                       0
-----------------------------------------------------------------------------------------------------------------
Robert B. Hoffman                    8,342,106,716                118,858,507                       0
-----------------------------------------------------------------------------------------------------------------
Shirley D. Peterson                  8,341,932,531                119,032,692                       0
-----------------------------------------------------------------------------------------------------------------
Fred B. Renwick                      8,338,939,795                122,025,427                       0
-----------------------------------------------------------------------------------------------------------------
William P. Sommers                   8,341,750,693                119,214,529                       0
-----------------------------------------------------------------------------------------------------------------
John G. Weithers                     8,340,455,454                120,509,769                       0
-----------------------------------------------------------------------------------------------------------------


The following matters were voted upon by the shareholders of the Money Market Portfolio, a series of the Trust:

2. To ratify the selection of Ernst & Young LLP as the independent auditors for the Money Market Portfolio for the current fiscal year:

              Affirmative                             Against                               Abstain
-----------------------------------------------------------------------------------------------------------------
             7,193,161,143                           39,059,483                            60,806,468
-----------------------------------------------------------------------------------------------------------------

3. To approve an amendment to the concentration policy of the Money Market Portfolio^1:

         Affirmative                    Against                     Abstain                 Broker Non-Votes*
-----------------------------------------------------------------------------------------------------------------
        3,038,144,202                 120,976,004                 157,909,319                 3,147,619,184
-----------------------------------------------------------------------------------------------------------------

^1       This proposal was not approved by shareholders.

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

The following matters were voted upon by the shareholders of the applicable class of the Money Market Portfolio:

Premium Reserve Money Market Shares

4. To approve a Rule 12b-1 Plan for the Premium Reserve Money Market Shares:

              Affirmative                             Against                               Abstain
-----------------------------------------------------------------------------------------------------------------
              36,956,281                              845,925                              2,248,646
-----------------------------------------------------------------------------------------------------------------

Institutional Money Market Shares

5. To approve a Rule 12b-1 Plan for the Institutional Money Market Shares:

              Affirmative                             Against                               Abstain
-----------------------------------------------------------------------------------------------------------------
              126,828,897                            2,291,510                             4,392,410
-----------------------------------------------------------------------------------------------------------------

Privacy Statement                                                 October 2001
------------------------------------------------------------------------------

This privacy statement is issued by Zurich Scudder Investments, Inc. (Scudder), its affiliates Scudder Distributors, Inc., Scudder Financial Services, Inc., Scudder Trust Company, and each of the funds managed or advised by Scudder. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information.

We never sell customer lists or individual client information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. To be able to serve our clients, information is shared with affiliates and other companies. Specifically, we disclose client information to parties that perform various services for us, such as transfer agents, custodians, and broker-dealers. Limited information also may be shared with affiliates, with companies with which we have joint marketing agreements, or with other parties as required by law. Any organization receiving client information may only use it for the purpose designated by Scudder.

Questions on this policy may be sent to: Zurich Scudder Investments, Attention:
Correspondence-- Chicago, P.O. Box 219415, Kansas City, Mo. 64121-9415.

Notes
--------------------------------------------------------------------------------

Principal Underwriter
Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606

This report is not to be distributed unless preceded or accompanied by a Money Market Portfolio prospectus.